Transactions and Balances With Related Parties (Details) - Schedule of Balance - MORINGA ACQUISITION CORP [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Promissory notes [Member]
Schedule of Composition of the Related Party Balance [Line Items]
Total	$ 2,841,000	$ 1,190,000
Accrual for Administrative Services Agreement [Member]
Schedule of Composition of the Related Party Balance [Line Items]
Total	20,000
Related Party [Member]
Schedule of Composition of the Related Party Balance [Line Items]
Total	$ 2,861,000	$ 1,190,000